Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents
Schedule of cash and cash equivalents
	December 31,
	2024	2023
	$	$
Cash on hand and balances with banks	16,393	6,678
	16,393	6,678